FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis
		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2012
Assets:
IRCF	181	—	—	181

As of December 31, 2013
Assets:
IRCF	175	—	—	175

Schedule of information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a nonrecurring basis

		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2012
Property and equipment& other non-current assets	1,672	—	—	1,672
Intangible assets	174,944	—	—	174,944
Goodwill	749,755	—	—	749,755

Schedule of quantitative information about Level 3 fair value measurements of property and equipment, other non-current assets and intangible assets

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of property and equipment, other non-current assets and intangible assets as of December 31, 2012, which utilize significant unobservable internally-developed inputs:

	Fair value as at September 30, 2012	Valuation techniques	Unobservable inputs	Range
Property and equipment & other non-current assets	1,672	Discounted cash flow	Projection years Discount rate Terminal growth rate	16~24 17% 3%

Intangible assets	174,944	Relief-from-royalty method	Royalty rate Discount rate Terminal growth rate	1%~8% 17%~22% 3%